Other liabilities - Lease maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 118,550	R$ 113,690	R$ 120,395
Not later than one year
Lease maturity
Lease financial liabilities (Note 24 a)	4,633	1,011
Later than one year and not later than five years [member]
Lease maturity
Lease financial liabilities (Note 24 a)	113,917	10,584
Later than five years [member]
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 0	R$ 102,095